Long-Term Debt (Credit Facilities) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Term Facility [Member]
Line of Credit Facility [Line Items]
Initiation Date	Jun. 30, 2015
Maturity Date	Jun. 30, 2020
Description	Amounts outstanding under the term A facility, plus accrued interest, are also repayable in full at maturity. The term A facility is also subject to mandatory prepayment if certain conditions exist, which include net cash proceeds from the sale of assets and the issuance of additional indebtedness that does not constitute permitted indebtedness, each of which are subject to various conditions.
Term Facility, Funds Available	$ 500,000,000
Consolidated Facility (Term Loan and Consolidated Revolver) [Member]
Line of Credit Facility [Line Items]
Use of Funds	Proceeds from the original consolidated facility were used to refinance previously existing indebtedness, while proceeds from the current consolidated facility were used to refinance the term B facility. Drawings on the current consolidated facility may be used for permitted acquisitions, as defined by the agreement, capital expenditures, working capital, letters of credit and general corporate purposes.
Description	Effective October 24, 2012, the Company entered into a Credit Agreement (the “consolidated facility”). The consolidated facility was originally amended and restated on November 26, 2013 and was further amended and restated on June 30, 2015. The November 26, 2013 amendment resulted in lower applicable margins on both the term B facility and consolidated revolver drawings and extended the maturity of the consolidated revolver to October 24, 2018. The June 30, 2015 amendment resulted in the replacement of the term B facility with a senior secured term A facility (the “term A facility”), coupled with a further decline in applicable margins, excluding margins on letters of credit, the removal of the LIBOR floor on term loan borrowings and an extension of the consolidated facility’s maturity to June 30, 2020. The consolidated facility is guaranteed by all subsidiaries of the Company, excluding certain subsidiaries as permitted by the consolidated facility.
Security	The Company is required to provide its consolidated facility lenders with a first priority perfected security interest in all present and future assets of it and its subsidiaries, including all present and future intercompany indebtedness and a pledge of all of the equity interests in each of the Company’s direct and indirect subsidiaries, subject to certain conditions. Certain subsidiaries, real estate and certain other equipment are excluded from the first priority perfected security requirement unless requested by the lenders.
Covenant Description	The consolidated facility permits a maximum consolidated total funded debt to four-quarter consolidated EBITDA ratio (“leverage ratio”) of four times, as defined therein. In the event the Company delivers to its lenders a corporate credit rating from two of Standard & Poor’s, Moody’s or Fitch of at least BBB- or equivalent (with a stable outlook or better), the Company may elect to have the security interests of the lenders terminated, provided that any incremental term A facility is repaid in full, at which time the maximum leverage ratio declines to three and one half times. The leverage ratio increases to four and one half times if the Company obtains unsecured indebtedness in an aggregate amount of not less than $250,000 so long as the unsecured indebtedness remains outstanding or if the Company elects to increase the ratio to four and one half times for four consecutive quarters upon the completion of any acquisition or series of acquisitions for consideration in excess of $250,000. The consolidated facility also requires a minimum four quarter consolidated EBITDA to consolidated interest expense ratio (“interest coverage ratio”) of two and one half times, subject to certain conditions, and two and three quarter times if the Company elects to have the security interests of the lenders terminated.
Consolidated Revolver [Member]
Line of Credit Facility [Line Items]
Initiation Date	Oct. 24, 2012
Maturity Date	Oct. 24, 2018
Amended Maturity Date	Jun. 30, 2020
Description	Amounts drawn under the consolidated revolver, plus accrued interest, are repayable in full at maturity.
Maximum Borrowing Capacity	$ 1,850,000,000
Accordion Feature	$ 1,000,000,000
Amendment Date	Jun. 30, 2015
Currency	Borrowings on the consolidated revolver are available in either U.S. or Canadian dollars.